Significant Accounting Policies - Summary of Estimated Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Office furniture and equipment [Member]
Detailed Information About Estimated Useful Lives Of Property Plant And Equipment [Line Items]
Estimated useful life	7 years
Leasehold improvements [member]
Detailed Information About Estimated Useful Lives Of Property Plant And Equipment [Line Items]
Estimated useful life, description	lesser of useful lives or lease term
Bottom of range [member] | Computer equipment [member]
Detailed Information About Estimated Useful Lives Of Property Plant And Equipment [Line Items]
Estimated useful life	2 years
Top of range [member] | Computer equipment [member]
Detailed Information About Estimated Useful Lives Of Property Plant And Equipment [Line Items]
Estimated useful life	5 years